Filed with the Securities and Exchange Commission on August 13, 2015

Securities Act of 1933 File No. 002-80859

Investment Company Act of 1940 File No. 811-03651

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 122

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 122

(Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

Deborah Bielicke Eades, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

Renee Hardt, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7616

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 13th day of August 2015.

TOUCHSTONE STRATEGIC TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	August 13, 2015
Phillip R. Cox

	*	Trustee	August 13, 2015
William C. Gale

	*	Trustee	August 13, 2015
Susan J. Hickenlooper

	*	Trustee	August 13, 2015
Kevin A. Robie

	*	Trustee	August 13, 2015
Edward J. VonderBrink

	/s/ Jill T. McGruder	Trustee and President	August 13, 2015
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	August 13, 2015
Terrie A. Wiedenheft

*By:	/s/Terrie A. Wiedenheft		August 13, 2015
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 103)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-102.INS	XBRL Instance Document

EX-102.SCH	XBRL Taxonomy Extension Schema Document

EX-102.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-102.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-102.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-102.PRE	XBRL Taxonomy Extension Presentation Linkbase